Supplemental Disclosures - Cash Flow Supplemental Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Dividends Payable [Roll Forward]
Dividends payable at the beginning of the period	$ 56.8	$ 99.4
Dividends paid	(270.7)	(254.5)
Dividends declared	284.6	211.9
Dividends payable at the end of the period	70.7	56.8
Long-term Debt [Roll Forward]
Long-term debt beginning of the period	3,566.3	1,441.5
Decrease in bank debt, net	(1,874.3)	2,675.1
Issuance of senior notes	1,000.0
Repayment of senior notes and acquired long-term debt	(392.9)	(897.9)
Realized gain on cross currency swap maturity	103.9	147.7
Acquisitions		363.8
Foreign exchange	51.5	(163.9)
Long-term debt end of the period	2,454.5	3,566.3
Lease Liability [Roll Forward]
Lease liability, beginning balance	144.7	124.1
Payments of lease liabilities	(41.0)	(20.8)
Acquisitions	0.0	4.3
Additions	506.0	38.2
Reclassified as liabilities associated with assets held for sale	(0.3)	(1.1)
Lease modification	1.7	0.0
Lease liability, ending balance	$ 611.1	$ 144.7